Vessels, net (Tables)	6 Months Ended
Jun. 30, 2018
Property Plant and Equipment Net
Vessels Table
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2017	$1,167,500	$(190,202)	$977,298
Other additions to vessels’ cost	409	—	409
Period depreciation	—	(15,039)	(15,039)
Balance June 30, 2018	$1,167,909	$(205,241)	$962,668